Shareholder Fees - VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO	Apr. 07, 2023 USD ($)
VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO | VIP FundsManager 30% Portfolio
Shareholder Fees:
(fees paid directly from your investment)